Business Combinations - Summary of Fair Value of Purchase Price Allocation (Details) (10-K) - USD ($)	Feb. 19, 2020	Apr. 09, 2019
EzFill FL, LLC [Member]
Business combination, net		$ 1,030,579
EzFill FL, LLC [Member] | Assumed Notes Payable [Member]
Business combination, net		647,579
EzFill FL, LLC [Member] | Accounts Payable [Member]
Business combination, net		42,000
EzFill FL, LLC [Member] | Cash [Member]
Business combination, net		175,000
EzFill FL, LLC [Member] | Goodwill [Member]
Business combination, net		108,707
EzFill FL, LLC [Member] | Shares of Balance Labs [Member]
Business combination, net		101,000
EzFill FL, LLC [Member] | Customer List [Member]
Business combination, net		459,657
EzFill FL, LLC [Member] | Trade Name [Member]
Business combination, net		52,699
EzFill FL, LLC [Member] | Vehicles and Delivery Equipment [Member]
Business combination, net		157,093
EzFill FL, LLC [Member] | Mobile App [Member]
Business combination, net		252,423
EzFill FL, LLC [Member] | Acquisition Payable [Member]
Business combination, net		$ 65,000
Neighborhood Fuel, Inc [Member]
Business combination, net	$ 898,087
Neighborhood Fuel, Inc [Member] | Common Stock Issuable [Member]
Business combination, net	700,000
Neighborhood Fuel, Inc [Member] | Vehicle Obligations [Member]
Business combination, net	198,087
Neighborhood Fuel, Inc [Member] | Goodwill [Member]
Business combination, net	1,276
Neighborhood Fuel, Inc [Member] | Customer List [Member]
Business combination, net	395,416
Neighborhood Fuel, Inc [Member] | Trade Name [Member]
Business combination, net	50,559
Neighborhood Fuel, Inc [Member] | Non-Compete [Member]
Business combination, net	858
Neighborhood Fuel, Inc [Member] | Mobile App [Member]
Business combination, net	251,891
Neighborhood Fuel, Inc [Member] | Vehicles [Member]
Business combination, net	$ 198,087